Related Party Transactions - Schedule of Loan Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Notes Payable, Total	$ 6,266	$ 6,708
Founder Notes | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Total		79
Principal Stockholder Promissory Notes | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Total	5,404	5,503
Other Related Party Promissory Notes | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Total	$ 862	$ 1,126